ACCOUNTS AND OTHER RECEIVABLE, NET	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS AND OTHER RECEIVABLE, NET	ACCOUNTS AND OTHER RECEIVABLE, NET

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Current, net	$2,215	$1,602
Non-current, net
Accounts receivable	48	46
Retainer on customer contract	47	61
Billing rights	636	572
Total non-current, net	$731	$679
Total	$2,946	$2,281
    Non-current billing rights primarily represent unbilled rights arising at the company’s water and wastewater operations in Brazil from revenues earned from the construction on public concession contracts classified as financial assets, which are recognized when there is an unconditional right to receive cash or other financial assets from the concession authority for the construction services.
    The company’s construction operations has a retention balance, which comprised amounts that have been earned but held back until the satisfaction of certain conditions specified in the contract. The retention balance included in the current accounts and other receivable balance, net as at June 30, 2022, was $213 million (December 31, 2021: $231 million).